Related-party Transactions	12 Months Ended
Dec. 31, 2017
Disclosure of related party transactions [Abstract]
Disclosure of related party [text block]
38.	Related-party Transactions

All inter-company transactions and balances between AUO and its subsidiaries are eliminated in the consolidated financial statements. The transactions between the Company and its related parties are set out as follows:

(a)	Compensation to key management personnel

Key management personnel’s compensation comprised:

	For the years ended December 31,
	2017	2016	2015

	(in thousands)
Short-term employee benefits	$566,231	354,883	365,310
Post-employment benefits	2,244	1,937	2,168
	$568,475	356,820	367,478

(b)	Except for otherwise disclosed in other notes to the consolidated financial statements, the Company’s significant related party transactions and balances were as follows:

(1)	Sales

	Sales			Accounts receivable from related parties
	For the years ended December 31,			December 31,
	2017	2016	2015	2017	2016
	(in thousands)
Associates(1)	$1,216,868	554,889	8,745,681	184,948	58,755
Joint ventures	-	4,105,390	5,453,152	-	-
Others(1)	11,959,720	12,767,161	6,005,175	1,668,114	2,474,469
	$13,176,588	17,427,440	20,204,008	1,853,062	2,533,224

The collection terms for sales to related parties were month-end 30 to 55 days. The pricing for sales to related parties were not materially different from those with third parties.

(2)	Purchases

	Purchases			Accounts payable to related parties
	For the years ended December 31,			December 31,
	2017	2016	2015	2017	2016
	(in thousands)
Associates(1)	$8,667,555	9,886,487	19,563,609	3,233,050	3,734,927
Joint ventures	1,057,106	3,754,404	4,786,344	-	-
Others(1)	17,549,228	18,317,386	10,587,095	4,431,681	5,088,138
	$27,273,889	31,958,277	34,937,048	7,664,731	8,823,065

The payment terms for purchases from related parties were 30 to 120 days. The pricing and payment terms with related parties were not materially different from those with third parties.

(3)	Acquisition of property, plant and equipment

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$1,549	7,391	368,171
Others(1)	2,801	-	326
	$4,350	7,391	368,497

(4)	Disposal of property, plant and equipment and others

	Proceeds from disposal
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$-	926	-
Joint ventures	-	-	8
Others(1)	3,352	-	1,790
	$3,352	926	1,798

	Gains on disposal
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$-	22	-
Joint ventures	-	-	8
Others(1)	2,212	-	36
	$2,212	22	44

(5)	Other related party transactions

	Other receivables due from related parties
	December 31,
	2017	2016
	(in thousands)
Associates(1)	$47,746	10,970
Others(1)	6,347	23,318
	$54,093	34,288

	Other payables due to related parties (including equipment payable)
	December 31,
	2017	2016
	(in thousands)
Associates(1)	$9,009	16,218
Joint ventures	292	406
Others(1)	15,137	10,717
	$24,438	27,341

	Rental income
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$48,223	31,858	61,159
Joint ventures	6,611	6,611	6,659
Others(1)	82,427	90,032	47,271
	$137,261	128,501	115,089

	Administration and other income
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$14,311	15,083	21,132
Joint ventures	-	8,301	11,538
Others(1)	9,246	5,174	2,889
	$23,557	28,558	35,559

	Rental and other expenses
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Associates(1)	$28,017	36,499	104,415
Joint ventures	1,389	21,821	1,168
Others(1)	35,040	55,131	40,546
	$64,446	113,451	146,129

(1)
In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.

The Company leased portion of its facilities to related parties. The collection term was 15 days from quarter-end, and the pricing was not materially different from that with third parties.

For the years ended December 31, 2017, 2016 and 2015, cash dividends declared by related parties of $420,547 thousand, $307,481 thousand and $380,433 thousand, respectively, were received by the Company.